PROVISIONS AND CONTINGENCIES - Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2004	Dec. 31, 2007
Disclosure of contingent liabilities [line items]
Received from successful settlement	$ 0
Macrotexture claims
Disclosure of contingent liabilities [line items]
Charge for anticipated expenses		$ 154
Aggregate cost to-date	205
Aggregate amount of insurance recoveries	60		$ 22
Macrotextured Claim Insurers
Disclosure of contingent liabilities [line items]
Aggregate amount of insurance recoveries	$ 84